Lease Assets - Amounts Recognized in Administrative and Marketing Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Rent expense - variable lease payments	$ 43.5	$ 49.7
Rent expense - short-term leases and leases of low-value assets	2.5	3.3
Income from subleases	(3.1)	(5.6)
Total	$ 42.9	$ 47.4